Inventory	12 Months Ended
Dec. 31, 2021
Inventory
Inventory

6.            Inventory

	December 31, 2021	December 31, 2020
Parts and battery	$906,505	$995,368
Work in progress	128,424	75,811
Vehicles	4,232,736	48,324
Inventory provision	(1,687,215)	(510,409)
	$3,580,450	$609,094

For the year ended December 31, 2021, the amount of $1,687,215 of inventory write-down has been recognized as an expense (2020 - $510,409, 2019 - $Nil). This is recognized in cost of revenue.

During the year ended December 31, 2021, $nil (2020 and 2019 - $nil) amortization expense was included in the cost of Inventory as a consequence of the actual low production compared with the normal capacity of the production of the applicable plant and equipment (see note 8).